S000047504 [Member] Investment Objectives and Goals - iShares MSCI Intl Quality Factor ETF	Jun. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI INTL QUALITY FACTOR ETFTicker: IQLTStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares MSCI Intl Quality Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher quality characteristics as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.